Fair Value Measurements (Details) - Schedule of Movement In Simple Agreement For Future Equity - Simple Agreement For Future Equity [Member] - USD ($)		9 Months Ended		12 Months Ended
	Jan. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Movement In Simple Agreement For Future Equity Based On Significant Unobservable Input [Line Items]
Issuance of SAFEs					$ 3,836,000
Related Party [Member]
Disclosure In Tabular Form Of Movement In Simple Agreement For Future Equity Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance	$ 0	$ 8,636,861	$ 3,062,956	$ 3,062,956	0
Issuance of SAFEs	3,500,000				3,500,000
Change in fair value		1,927,007	(962,591)	4,001,825	(437,044)
Loss on modification				1,572,080
Fair Value, Ending Balance				8,636,861	3,062,956
Related Party [Member] | 7GC Co Holdings INC [Member]
Disclosure In Tabular Form Of Movement In Simple Agreement For Future Equity Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance		8,636,861	3,062,956	3,062,956
Change in fair value		(1,927,007)		4,001,825
Loss on modification				1,572,080
Fair Value, Ending Balance		6,709,854		8,636,861	3,062,956
Third Party [Member]
Disclosure In Tabular Form Of Movement In Simple Agreement For Future Equity Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance	0	829,139	294,044	294,044	0
Issuance of SAFEs	$ 336,000				336,000
Change in fair value		184,993	(92,409)	384,175	(41,956)
Loss on modification				150,920
Fair Value, Ending Balance				829,139	294,044
Third Party [Member] | 7GC Co Holdings INC [Member]
Disclosure In Tabular Form Of Movement In Simple Agreement For Future Equity Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance		829,139	$ 294,044	294,044
Change in fair value		(184,993)		384,175
Loss on modification				150,920
Fair Value, Ending Balance		$ 644,146		$ 829,139	$ 294,044